DEPOSITS HELD BY VENDORS (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Deposits Held By Vendors Details Narrative
Payments for Research and Development of New Products		$ 1,650,000	$ 245,000
Deposits charged to expense	950,000	1,825,000
Remaining balance of deposits	0	0
Estimated additional charge to be incurred in 2012	500,000	500,000
Downpayments for Inventory Purchases		634,000	55,000
Deposits applied to inventory purchases	259,000	420,000
Remaining balance of deposits	269,000	269,000
Downpayments for Inventory Purchase 2		63,000
Outstanding Accounts Payable to Vendor	$ 63,000	$ 63,000